Business Combination (Details) - Schedule of purchase consideration - AutoLotto, Inc. [Member]	Dec. 31, 2020 USD ($)
Asset Acquisition, Contingent Consideration [Line Items]
Cash	$ 12,474,635
Notes payable	200,000
Options to purchase Digital Security	3,176,214
Total purchase consideration	$ 15,590,849